Long-Lived Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Schedule of Changes in Carrying Amount of Goodwill

Changes in the carrying amount of our goodwill for the nine months ended September 29, 2012 are presented below (in thousands):

Balance, beginning of period	$1,228,778
Foreign currency translation adjustments	1,163

Balance, end of period	$1,229,941

Changes in the carrying amount of goodwill are presented in the table below (in thousands):

	Year Ended December 31,
	2011	2010
Balance, beginning of year	$1,188,887	$1,191,497
Acquisitions (see Note 3)	165,672	64
Impairment of goodwill	(124,106)	—
Foreign currency translation	(1,675)	(2,674)

Balance, end of year	$1,228,778	$1,188,887

Summary of Identifiable Intangible Assets

Identifiable intangible assets consisted of the following (in thousands):

September 29, 2012	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite-lived intangible assets:
Customer relationships	$570,037	$(222,422)	$347,615
Patents and technology	460,961	(186,158)	274,803
Trademarks and trade names	23,650	(3,565)	20,085
Distributor contracts and relationships	5,226	(1,825)	3,401
Non-compete agreements	3,654	(1,518)	2,136

	$1,063,528	$(415,488)	648,040

Indefinite-lived intangible assets:
Trademarks and trade names			411,896

Net identifiable intangible assets			$1,059,936

December 31, 2011	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite-lived intangible assets:
Customer relationships	$569,528	$(181,396)	$388,132
Patents and technology	460,624	(156,290)	304,334
Trademarks and trade names	23,650	(1,807)	21,843
Distributor contracts and relationships	5,089	(1,206)	3,883
Non-compete agreements	3,636	(883)	2,753

	$1,062,527	$(341,582)	720,945

Indefinite-lived intangible assets:
Trademarks and trade names			411,749

Net identifiable intangible assets			$1,132,694

Identifiable intangible assets consisted of the following (in thousands):

December 31, 2011	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite lived intangible assets:
Customer relationships	$569,528	$(181,396)	$388,132
Patents and technology	460,624	(156,290)	304,334
Trademarks and trade names	23,650	(1,807)	21,843
Distributor contracts and relationships	5,089	(1,206)	3,883
Non-compete agreements	3,636	(883)	2,753

	$1,062,527	$(341,582)	720,945

Indefinite lived intangible assets:
Trademarks and trade names			411,749

Net identifiable intangible assets			$1,132,694

December 31, 2010	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite lived intangible assets:
Customer relationships	$484,115	$(130,362)	$353,753
Patents and technology	447,437	(119,985)	327,452
Distributor contracts and relationships	789	(482)	307
Non-compete agreements	459	(129)	330

	$932,800	$(250,958)	681,842

Indefinite lived intangible assets:
Trademarks and trade names			428,999

Net identifiable intangible assets			$1,110,841

Schedule of Estimated Amortization Expense

Based on our amortizable intangible asset balance as of September 29, 2012, we estimate that amortization expense will be as follows for the next five years and thereafter (in thousands):

Remaining 2012	$23,589
2013	91,216
2014	89,150
2015	84,690
2016	80,836
Thereafter	278,559

$648,040

Based on our amortizable intangible asset balance as of December 31, 2011, we estimate that amortization expense will be as follows for the next five years and thereafter (in thousands):

2012	$97,004
2013	91,116
2014	89,098
2015	84,679
2016	80,808
Thereafter	278,240

$720,945

Goodwill and Intangible Assets by Segments

Our goodwill and intangible assets by segment are as follows (in thousands):

December 31, 2011	Goodwill	Intangible Assets, Net
Bracing and Vascular	$705,954	$949,335
Recovery Sciences	419,299	134,693
International	103,525	31,380
Surgical Implant	—	17,286

	$1,228,778	$1,132,694

December 31, 2010	Goodwill	Intangible Assets, Net
Bracing and Vascular	$565,298	$700,953
Recovery Sciences	495,999	353,323
International	80,184	36,453
Surgical Implant	47,406	20,112

	$1,188,887	$1,110,841